Portfolio of Investments
Lifestyle Income Fund August 31, 2023

See Notes to Financial Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—40.0%
1,729,316
TIAA-CREF Core Bond Fund $ 15,460,087
1,725,343
TIAA-CREF Core Plus Bond Fund 15,459,073
TOTAL FIXED INCOME 30,919,160
INTERNATIONAL EQUITY—6.9%
115,125
TIAA-CREF Emerging Markets Equity Fund 897,977
181,067
TIAA-CREF International Equity Fund 2,304,981
96,848
TIAA-CREF International Opportunities Fund 1,378,142
75,041
TIAA-CREF Quant International Small-Cap Equity Fund 742,156
TOTAL INTERNATIONAL EQUITY 5,323,256
SHORT-TERM FIXED INCOME—40.1%
3,148,575
TIAA-CREF Short-Term Bond Fund 30,981,980
TOTAL SHORT-TERM FIXED INCOME 30,981,980
U.S. EQUITY—12.9%
26,690
Nuveen Dividend Growth Fund 1,444,187
105,091
Nuveen Dividend Value Fund 1,474,428
72,081
Nuveen Growth Opportunities ETF 1,696,787
95,781
TIAA-CREF Growth & Income Fund 1,451,076
76,376
TIAA-CREF Large-Cap Growth Fund 1,665,000
71,848
TIAA-CREF Large-Cap Value Fund 1,473,600
21,419
TIAA-CREF Quant Small-Cap Equity Fund 358,776
32,531
TIAA-CREF Quant Small/Mid-Cap Equity Fund 429,412
TOTAL U.S. EQUITY 9,993,266
TOTAL AFFILIATED INVESTMENT COMPANIES 77,217,662
(Cost $80,276,243)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$65,000 (b) Fixed Income Clearing Corp (FICC) 5 .300% 09/01/23 65,000
TOTAL REPURCHASE AGREEMENT 65,000
TOTAL SHORT-TERM INVESTMENTS 65,000
(Cost $65,000)
TOTAL INVESTMENTS—100.0% 77,282,662
(Cost $80,341,243)
OTHER ASSETS & LIABILITIES, NET—(0.0)% (16,797)
NET ASSETS—100.0% $ 77,265,865
ETF Exchange Traded Fund
(a) The Fund invests its assets in the affiliated Nuveen Growth Opportunities ETF, Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 8/31/23 to be repurchased at $65,000 on 9/1/23, collateralized by Government Agency Securities, with coupon rate 4.125% and maturity date 6/15/26, valued at $66,356.

Lifestyle Conservative Fund August 31, 2023
Portfolio of Investments

See Notes to Financial Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
FIXED INCOME—40.2%
3,457,433
TIAA-CREF Core Bond Fund $ 30,909,454
10,347,852
TIAA-CREF Core Plus Bond Fund 92,716,756
TOTAL FIXED INCOME 123,626,210
INTERNATIONAL EQUITY—13.7%
912,506
TIAA-CREF Emerging Markets Equity Fund 7,117,550
1,438,754
TIAA-CREF International Equity Fund 18,315,343
768,316
TIAA-CREF International Opportunities Fund 10,933,141
597,303
TIAA-CREF Quant International Small-Cap Equity Fund 5,907,331
TOTAL INTERNATIONAL EQUITY 42,273,365
SHORT-TERM FIXED INCOME—20.1%
6,298,781
TIAA-CREF Short-Term Bond Fund 61,980,007
TOTAL SHORT-TERM FIXED INCOME 61,980,007
U.S. EQUITY—25.9%
212,960
Nuveen Dividend Growth Fund 11,523,273
838,393
Nuveen Dividend Value Fund 11,762,650
575,169
Nuveen Growth Opportunities ETF 13,539,478
764,747
TIAA-CREF Growth & Income Fund 11,585,924
610,309
TIAA-CREF Large-Cap Growth Fund 13,304,735
573,464
TIAA-CREF Large-Cap Value Fund 11,761,742
170,800
TIAA-CREF Quant Small-Cap Equity Fund 2,860,898
259,562
TIAA-CREF Quant Small/Mid-Cap Equity Fund 3,426,217
TOTAL U.S. EQUITY 79,764,917
TOTAL AFFILIATED INVESTMENT COMPANIES 307,644,499
(Cost $308,641,715)
TOTAL INVESTMENTS—99.9% 307,644,499
(Cost $308,641,715)
OTHER ASSETS & LIABILITIES, NET—0.1% 296,432
NET ASSETS—100.0% $ 307,940,931
ETF Exchange Traded Fund
(a) The Fund invests its assets in the affiliated Nuveen Growth Opportunities ETF, Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

Portfolio of Investments
Lifestyle Moderate Fund August 31, 2023

See Notes to Financial Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
FIXED INCOME—40.2%
23,844,093
TIAA-CREF Core Plus Bond Fund $ 213,643,077
TOTAL FIXED INCOME 213,643,077
INTERNATIONAL EQUITY—20.7%
2,374,037
TIAA-CREF Emerging Markets Equity Fund 18,517,486
3,737,043
TIAA-CREF International Equity Fund 47,572,563
1,997,430
TIAA-CREF International Opportunities Fund 28,423,427
1,550,237
TIAA-CREF Quant International Small-Cap Equity Fund 15,331,846
TOTAL INTERNATIONAL EQUITY 109,845,322
U.S. EQUITY—38.9%
552,285
Nuveen Dividend Growth Fund 29,884,144
2,172,770
Nuveen Dividend Value Fund 30,483,967
1,490,396
Nuveen Growth Opportunities ETF 35,083,922
1,981,108
TIAA-CREF Growth & Income Fund 30,013,783
1,582,008
TIAA-CREF Large-Cap Growth Fund 34,487,781
1,486,172
TIAA-CREF Large-Cap Value Fund 30,481,389
442,876
TIAA-CREF Quant Small-Cap Equity Fund 7,418,177
672,740
TIAA-CREF Quant Small/Mid-Cap Equity Fund 8,880,169
TOTAL U.S. EQUITY 206,733,332
TOTAL AFFILIATED INVESTMENT COMPANIES 530,221,731
(Cost $514,672,743)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$750,000 (b) Fixed Income Clearing Corp (FICC) 5 .300% 09/01/23 750,000
TOTAL REPURCHASE AGREEMENT 750,000
TOTAL SHORT-TERM INVESTMENTS 750,000
(Cost $750,000)
TOTAL INVESTMENTS—99.9% 530,971,731
(Cost $515,422,743)
OTHER ASSETS & LIABILITIES, NET—0.1% 566,884
NET ASSETS—100.0% $ 531,538,615
ETF Exchange Traded Fund
(a) The Fund invests its assets in the affiliated Nuveen Growth Opportunities ETF, Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 8/31/23 to be repurchased at $750,000 on 9/1/23, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 7/15/26, valued at $765,076.

Lifestyle Growth Fund August 31, 2023
Portfolio of Investments

See Notes to Financial Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—20.2%
6,338,442
TIAA-CREF Core Plus Bond Fund $ 56,792,442
TOTAL FIXED INCOME 56,792,442
INTERNATIONAL EQUITY—27.6%
1,680,124
TIAA-CREF Emerging Markets Equity Fund 13,104,971
2,645,720
TIAA-CREF International Equity Fund 33,680,012
1,411,878
TIAA-CREF International Opportunities Fund 20,091,025
1,097,606
TIAA-CREF Quant International Small-Cap Equity Fund 10,855,324
TOTAL INTERNATIONAL EQUITY 77,731,332
U.S. EQUITY—52.1%
391,294
Nuveen Dividend Growth Fund 21,172,904
1,541,417
Nuveen Dividend Value Fund 21,626,076
1,059,056
Nuveen Growth Opportunities ETF 24,930,178
1,405,066
TIAA-CREF Growth & Income Fund 21,286,755
1,117,401
TIAA-CREF Large-Cap Growth Fund 24,359,348
1,053,868
TIAA-CREF Large-Cap Value Fund 21,614,838
314,395
TIAA-CREF Quant Small-Cap Equity Fund 5,266,119
476,795
TIAA-CREF Quant Small/Mid-Cap Equity Fund 6,293,700
TOTAL U.S. EQUITY 146,549,918
TOTAL AFFILIATED INVESTMENT COMPANIES 281,073,692
(Cost $257,814,575)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$285,000 (b) Fixed Income Clearing Corp (FICC) 5 .300% 09/01/23 285,000
TOTAL REPURCHASE AGREEMENT 285,000
TOTAL SHORT-TERM INVESTMENTS 285,000
(Cost $285,000)
TOTAL INVESTMENTS—100.0% 281,358,692
(Cost $258,099,575)
OTHER ASSETS & LIABILITIES, NET—(0.0)% (120,985)
NET ASSETS—100.0% $ 281,237,707
ETF Exchange Traded Fund
(a) The Fund invests its assets in the affiliated Nuveen Growth Opportunities ETF, Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 8/31/23 to be repurchased at $285,000 on 9/1/23, collateralized by Government Agency Securities, with coupon rate 4.125% and maturity date 6/15/26, valued at $290,730.

Portfolio of Investments
Lifestyle Aggressive Growth Fund August 31, 2023

See Notes to Financial Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%(a)
INTERNATIONAL EQUITY—34.6%
1,663,128
TIAA-CREF Emerging Markets Equity Fund $ 12,972,401
2,620,129
TIAA-CREF International Equity Fund 33,354,239
1,397,091
TIAA-CREF International Opportunities Fund 19,880,606
1,087,987
TIAA-CREF Quant International Small-Cap Equity Fund 10,760,192
TOTAL INTERNATIONAL EQUITY 76,967,438
U.S. EQUITY—65.4%
387,554
Nuveen Dividend Growth Fund 20,970,573
1,528,727
Nuveen Dividend Value Fund 21,448,038
1,039,768
Nuveen Growth Opportunities ETF 24,476,139
1,393,888
TIAA-CREF Growth & Income Fund 21,117,404
1,114,092
TIAA-CREF Large-Cap Growth Fund 24,287,201
1,044,805
TIAA-CREF Large-Cap Value Fund 21,428,943
311,697
TIAA-CREF Quant Small-Cap Equity Fund 5,220,916
472,711
TIAA-CREF Quant Small/Mid-Cap Equity Fund 6,239,784
TOTAL U.S. EQUITY 145,188,998
TOTAL AFFILIATED INVESTMENT COMPANIES 222,156,436
(Cost $196,410,172)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$230,000 (b) Fixed Income Clearing Corp (FICC) 5 .300% 09/01/23 230,000
TOTAL REPURCHASE AGREEMENT 230,000
TOTAL SHORT-TERM INVESTMENTS 230,000
(Cost $230,000)
TOTAL INVESTMENTS—100.1% 222,386,436
(Cost $196,640,172)
OTHER ASSETS & LIABILITIES, NET—(0.1)% (196,711)
NET ASSETS—100.0% $ 222,189,725
ETF Exchange Traded Fund
(a) The Fund invests its assets in the affiliated Nuveen Growth Opportunities ETF, Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 8/31/23 to be repurchased at $230,000 on 9/1/23, collateralized by Government Agency Securities, with coupon rate 4.125% and maturity date 6/15/26, valued at $234,637.

Notes to Portfolios of Investments
(Unaudited)
Organization and Significant Accounting Policies
Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.
Valuation of Investments
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifestyle Income
Registered investment companies $77,217,662 $— $— $77,217,662
Short-term investments — 65,000 — 65,000
Total $77,217,662 $65,000 $— $77,282,662
1 1 1 1 1
Lifestyle Conservative
Registered investment companies $307,644,499 $— $— $307,644,499
Total $307,644,499 $— $— $307,644,499
1 1 1 1 1
Lifestyle Moderate
Registered investment companies $530,221,731 $— $— $530,221,731
Short-term investments — 750,000 — 750,000
Total $530,221,731 $750,000 $— $530,971,731
1 1 1 1 1
Lifestyle Growth
Registered investment companies $281,073,692 $— $— $281,073,692
Short-term investments — 285,000 — 285,000
Total $281,073,692 $285,000 $— $281,358,692
1 1 1 1 1
Lifestyle Aggressive Growth
Registered investment companies $222,156,436 $— $— $222,156,436
Short-term investments — 230,000 — 230,000
Total $222,156,436 $230,000 $— $222,386,436
1 1 1 1 1
A13441-D (10/23)